PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 70,903	¥ 17,782	¥ 9,461